Borrowings - Schedule of Analysis of Net Debt (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Abstract]
Borrowings (excluding lease liabilities)*	£ 43,493	£ 44,787
Lease liabilities	475	579
Derivatives in respect of net debt (note 15)	(346)	(143)
Cash and cash equivalents (note 17)	(3,139)	(2,526)
Current investments held at fair value	(242)	(123)
Net Debt	£ 40,241	£ 42,574	£ 44,351